Operating Segments and Geographic Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating Segments and Geographic Information
41.	Operating Segments and Geographic Information

(a)
The Company’s operating businesses are organized based on the nature of markets and customers. During the year ended December 31, 2022, the Company changed its internal organization and internal reporting structures. As a result, operating segments were re-categorized according to the revised reporting materials provided to the management for decision-making. The Company restated the reportable segment information for the years ended December 31, 2020 and 2021 to conform to the 2022 segment classifications.

Segment assets, liabilities and profit (loss) are generally measured based on separate financial statements in accordance with IFRS of the subsidiaries that constitute reportable operating segments.
Meanwhile the revised operating segments and their main businesses are as follows:

Operating segments		Main Business
Steel		Manufacture and sale of steel products

Green infrastructure	Construction	Design, production and construction of steel mills and facilities, commercial and residential facilities, etc.

	Trading	Supply and purchase transactions between domestic and foreign companies, resource development

	Energy and others	Power generation, logistics, network and system integration business

Green Materials and Energy		EV battery materials such as lithium, nickel, negative/cathode materials, and hydrogen business

Others		POSCO HOLDINGS. INC., Controlling company and Investment business

(b)	Information about reportable segments as of and for the years ended December 31, 2020, 2021 and 2022 were as follows:

1)	As of and for the year ended December 31, 2020

①	The segment results as previously disclosed are as follows:

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	28,892,877	19,345,222	6,576,170	2,978,527	57,792,796
Internal revenues		15,365,443	12,946,803	1,033,821	2,609,941	31,956,008
Including inter segment revenue		10,545,577	6,413,835	965,409	2,442,961	20,367,782
Total revenues		44,258,320	32,292,025	7,609,991	5,588,468	89,748,804
Interest income		233,833	44,528	103,974	22,607	404,942
Interest expenses		(467,767)	(127,800)	(60,768)	(69,152)	(725,487)
Depreciation and amortization		(3,040,316)	(313,134)	(71,144)	(236,763)	(3,661,357)
Impairment loss on property, plant and equipment and others		(37,623)	(8,226)	(32,184)	(224)	(78,257)
Share of loss of equity-accounted investees, net		(409,889)	(116,074)	(65,409)	(17,631)	(609,003)
Income tax expense		(77,682)	(92,589)	(57,178)	(72,929)	(300,378)
Segment profit		711,883	157,152	150,021	293,513	1,312,569
Segment total assets		71,105,618	13,152,462	7,658,130	9,356,528	101,272,738
Investment in subsidiaries, associates and joint ventures		15,425,607	1,958,333	603,752	907,645	18,895,337
Acquisition of non-current assets		2,819,217	180,005	36,385	451,158	3,486,765
Segment total liabilities		20,976,864	8,804,555	4,260,003	4,896,040	38,937,462

②	The restated segment results due to the change of operating segments are as follows:

			Green infrastructure
(in millions of Won)	Steel		Construction	Trading	Energy and Others	Green materials and Energy	Others	Total
External revenues	￦	28,892,877	6,576,170	19,345,222	1,739,469	771,575	467,483	57,792,796
Internal revenues		15,365,443	1,033,821	12,946,803	829,141	842,113	938,687	31,956,008
Including inter segment revenue		10,545,577	965,409	6,413,835	805,270	838,099	919,085	20,487,275
Total revenues		44,258,320	7,609,991	32,292,025	2,568,610	1,613,688	1,406,170	89,748,804
Interest income		233,833	103,974	44,528	15,944	1,909	4,754	404,942
Interest expenses		(467,767)	(60,768)	(127,800)	(57,747)	(7,132)	(4,273)	(725,487)
Depreciation and amortization		(3,040,316)	(313,134)	(71,144)	(129,478)	(68,633)	(38,652)	(3,661,357)
Impairment loss on property, plant and equipment and others		(37,623)	(32,184)	(8,226)	(141)	(83)	—	(78,257)
Share of loss of equity-accounted investees, net		(409,889)	(65,409)	(116,074)	(17,631)	—	—	(609,003)
Income tax expense		(77,682)	(57,178)	(92,589)	(48,003)	(8,123)	(16,803)	(300,378)
Segment profit (loss)		711,882	150,021	157,152	178,111	50,426	64,976	1,312,569
Segment assets		71,105,618	7,658,130	13,152,462	5,121,834	2,511,066	1,723,628	101,272,738
Investment in subsidiaries, associates and joint ventures		15,425,607	603,752	1,958,333	609,725	158,560	139,360	18,895,337
Acquisition of non-current assets		2,819,217	180,005	36,385	62,243	263,646	125,269	3,486,765
Segment liabilities		20,976,864	4,260,003	8,804,555	3,035,137	1,084,585	776,318	38,937,462

2)	As of and for the year ended December 31, 2021

①	The segment results as previously disclosed are as follows:

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	41,093,405	25,065,608	6,398,366	3,774,966	76,332,345
Internal revenues		22,455,511	20,224,841	1,014,148	3,012,917	46,707,417
Including inter segment revenue		14,940,813	10,653,742	940,408	2,800,594	29,335,557
Total revenues		63,548,916	45,290,449	7,412,514	6,787,883	123,039,762
Interest income		179,841	30,265	72,830	35,305	318,241
Interest expenses		(313,769)	(100,419)	(39,134)	(61,152)	(514,474)
Depreciation and amortization		(3,000,179)	(343,489)	(69,777)	(271,898)	(3,685,343)
Impairment loss on property, plant and equipment and others		(249,645)	(66,157)	(10)	(36,774)	(352,586)
Share of loss of equity-accounted investees, net		(261,363)	(70,321)	(45,778)	(11,874)	(389,336)
Income tax expense		(2,045,079)	(101,622)	(116,799)	(66,927)	(2,330,427)
Segment profit		6,587,903	324,888	164,276	360,883	7,437,950
Segment total assets		80,953,507	16,373,409	8,136,549	11,923,740	117,387,205
Investment in subsidiaries, associates and joint ventures		16,567,555	2,066,688	538,484	1,195,600	20,368,327
Acquisition of non-current assets		2,194,346	478,278	10,233	928,947	3,611,804
Segment total liabilities		25,714,577	11,049,017	4,451,055	5,379,210	46,593,859

②	The restated segment results due to the change of operating segments are as follows:

			Green infrastructure
(in millions of Won)	Steel		Construction	Trading	Energy and Others	Green materials and Energy	Others	Total
External revenues	￦	41,093,405	6,398,366	25,065,608	2,061,277	1,241,957	471,732	76,332,345
Internal revenues		22,455,511	1,014,148	20,224,841	854,982	847,205	1,310,730	46,707,417
Including inter segment revenue		14,940,813	940,408	10,653,742	828,635	843,576	1,284,320	29,491,494
Total revenues		63,548,916	7,412,514	45,290,449	2,916,259	2,089,162	1,782,462	123,039,762
Interest income		179,841	72,830	30,265	12,905	19,073	3,327	318,241
Interest expenses		(313,769)	(39,134)	(100,419)	(47,827)	(9,373)	(3,952)	(514,474)
Depreciation and amortization		(3,000,179)	(69,777)	(343,489)	(142,426)	(84,390)	(45,082)	(3,685,343)
Impairment loss on property, plant and equipment and others		(249,645)	(10)	(66,157)	(25,270)	(11,504)	—	(352,586)
Share of loss of equity-accounted investees, net		(261,363)	(45,778)	(70,321)	(11,874)	—	—	(389,336)
Income tax expense		(2,045,079)	(116,799)	(101,622)	(37,970)	(10,698)	(18,259)	(2,330,427)
Segment profit		6,587,903	164,276	324,888	182,739	111,756	66,388	7,437,950
Segment assets		80,953,507	8,136,549	16,373,409	5,459,441	4,692,597	1,771,702	117,387,205
Investment in subsidiaries, associates and joint ventures		16,567,555	538,484	2,066,688	886,318	188,532	120,750	20,368,327
Acquisition of non-current assets		2,194,346	10,233	478,278	152,445	661,376	115,126	3,611,804
Segment liabilities		25,714,577	4,451,055	11,049,017	3,124,777	1,519,026	735,407	46,593,859

3)	As of and for the year ended December 31, 2022

			Green infrastructure
(in millions of Won)	Steel		Construction	Trading	Energy and Others	Green materials and Energy	Others	Total
External revenues	￦	44,546,966	7,667,696	25,955,458	3,998,959	2,451,785	129,340	84,750,204
Internal revenues		26,102,681	1,217,795	23,634,302	3,426,549	936,975	1,040,196	56,358,498
Including inter segment revenue		18,226,727	1,074,088	11,853,034	3,442,447	923,552	1,818,578	37,338,426
Total revenues		70,649,647	8,885,491	49,589,760	7,425,508	3,388,760	1,169,536	141,108,702
Interest income		141,047	68,774	37,603	23,928	22,708	(13,319)	280,741
Interest expenses		(446,058)	(44,309)	(156,663)	(56,799)	(11,770)	(84)	(715,683)
Depreciation and amortization		(3,036,041)	(64,813)	(392,969)	(149,754)	(94,416)	(20,811)	(3,758,804)
Impairment loss on property, plant and equipment and others		(234,904)	(32)	(23,035)	(292)	(1,053)	—	(259,316)
Share of loss of equity-accounted investees, net		(6,239)	(2,792)	(29,541)	(8,552)	—	(263,264)	(310,388)
Income tax expense		(565,353)	(92,715)	(189,535)	(93,210)	(14,120)	(1,785,487)	(2,740,420)
Segment profit		1,711,940	137,911	525,500	293,859	109,209	(1,087,428)	1,690,991
Segment assets		66,143,103	8,878,530	15,693,605	6,612,825	6,652,469	51,421,190	155,401,722
Investment in subsidiaries, associates and joint ventures		2,659,443	565,873	1,821,243	957,168	600,277	44,951,810	51,555,814
Acquisition of non-current assets		3,287,878	53,708	622,678	125,942	1,169,725	370,837	5,630,768
Segment liabilities		25,111,665	4,937,907	10,097,503	3,683,068	2,127,424	4,156,863	50,114,430

(c)	Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1)	Revenues

(in millions of Won)	2020		2021	2022
Total revenue for reportable segments	￦	89,748,804	123,039,762	141,108,702
Elimination of inter-segment revenue		(31,956,008)	(46,707,417)	(56,358,498)
Basis difference(*2)		(326,118)	(323,144)	253,412

	￦	57,466,678	76,009,201	85,003,616

2)	Profit

(in millions of Won)	2020		2021	2022
Total profit for reportable segments	￦	1,312,569	7,437,950	1,690,991
Goodwill and corporate FV adjustments		(74,685)	(62,500)	(68,771)
Elimination of inter-segment profit(Loss)		550,268	(179,560)	1,938,263
Income tax expense		236,934	2,220,183	453,883
Basis difference(*2)		(52,322)	(26,264)	33,125

Profit before income tax expense	￦	1,972,764	9,389,809	4,047,491

3)	Assets

(in millions of Won)	2021		2022
Total assets for reportable segments(*1)	￦	117,387,205	155,401,722
Equity-accounted investees		(15,532,200)	(46,559,264)
Goodwill and corporate FV adjustments		2,411,729	2,366,408
Elimination of inter-segment assets		(12,795,120)	(12,802,085)
Basis difference(*2)		827,276	614,969

	￦	92,298,890	99,021,750

(*1)
As segment assets and liabilities are determined based on separate financial statements, the carrying amount of assets of subsidiaries, which are in a different segment from that of their immediate parent company, in the separate financial statements the immediate parent company is eliminated upon consolidation. In addition, the amount of investment in associates and joint ventures are adjusted from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.

4)	Liabilities

(in millions of Won)	2021		2022
Total liabilities for reportable segments	￦	46,593,859	50,114,430
Corporate FV adjustments		236,833	215,760
Elimination of inter-segment liabilities		(10,164,021)	(10,180,810)
Basis difference(*2)		918,253	680,473

	￦	37,584,924	40,829,853

5)	Other significant items

a)	December 31, 2020

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	404,942	—	(32,768)	—	372,174
Interest expenses		(725,487)	806	85,884	—	(638,797)
Depreciation and amortization		(3,661,357)	(102,385)	142,002	—	(3,621,740)
Share of profit of equity-accounted investees, net		(609,003)	—	742,300	—	133,297
Income tax expense		(300,378)	27,655	35,789	12,662	(224,272)
Impairment loss on property, plant and equipment and others		(78,257)	(761)	(150,828)	—	(229,846)

	￦	(4,969,540)	(74,685)	822,379	12,662	(4,209,184)

b)	December 31, 2021

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	318,241	—	(25,998)	—	292,243
Interest expenses		(514,474)	605	74,043	—	(439,826)
Depreciation and amortization		(3,685,343)	(88,927)	194,824	—	(3,579,446)
Share of profit of equity-accounted investees, net		(389,336)	—	1,038,905	—	649,569
Income tax expense		(2,330,427)	25,719	84,525	6,356	(2,213,827)
Impairment loss on property, plant and equipment and others		(352,586)	—	(183,262)	—	(535,848)

	￦	(6,953,925)	(62,603)	1,183,037	6,356	(5,827,135)

c)	December 31, 2022

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	280,741	—	(33,736)	—	247,005
Interest expenses		(715,683)	—	108,225	—	(607,458)
Depreciation and amortization		(3,758,804)	(95,195)	166,378	—	(3,687,621)
Share of profit of equity-accounted investees, net		(310,388)	—	986,648	—	676,260
Income tax expense		(2,740,420)	25,803	2,260,734	(7,651)	(461,534)
Impairment loss on property, plant and equipment and others		(259,316)	—	(324,529)	—	(583,845)

	￦	(7,503,870)	(69,392)	3,163,720	(7,651)	(4,417,193)

(*2)
Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates between the report reviewed by management and the consolidated financial statements.

(d)	Revenue by geographic area for the years ended December 31, 2020, 2021 and 2022 was as follows:

(in millions of Won)	2020		2021	2022
Domestic	￦	36,806,651	49,732,699	54,519,647
Japan		1,788,839	2,200,855	2,651,584
China		7,238,063	7,146,695	7,430,619
Asia-other		7,897,041	11,425,513	12,614,612
North America		1,308,943	2,083,309	2,413,054
Others		2,753,259	3,743,274	5,120,688

		57,792,796	76,332,345	84,750,204
Basis difference		(326,118)	(323,144)	253,412

		￦ 57,466,678	76,009,201	85,003,616

The information on geography, segment revenue is presented based on the geographical location of customers.

(e)	Non-current assets by geographic area as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Domestic	￦	27,806,262	28,623,582
Japan		155,556	139,636
China		1,175,593	1,199,461
Asia-other		4,198,982	4,768,410
North America		313,356	323,543
Others		1,199,335	2,639,045

	￦	34,849,084	37,693,677

Non-current assets by geographic area include investment property, property, plant and equipment, goodwill and other intangible assets.

(f)	There are no customers whose revenue is 10% or more of the consolidated revenue.